Accounts receivable - Aging of Accounts Receivable which are Past Due but not Impaired (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Jan. 01, 2024 TWD ($)
Disclosure of financial assets [Line Items]
Current trade receivables	$ 6,042,574	$ 192,623	$ 5,010,154
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Current trade receivables	6,044,387		5,011,644	$ 5,326,381
Accounts receivable [member] | Current [member]
Disclosure of financial assets [Line Items]
Current trade receivables	6,032,806		5,007,362
Accounts receivable [member] | Within 1 month [member]
Disclosure of financial assets [Line Items]
Current trade receivables	11,395		$ 4,282
Accounts receivable [member] | 1-2 months
Disclosure of financial assets [Line Items]
Current trade receivables	$ 186